UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Vincent P. Corti

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Washington Mutual Investors Fund® Investment portfolio July 31, 2013 unaudited

Common stocks 96.79%
		Value
Energy 12.36%	Shares	(000)

Cabot Oil & Gas Corp.	2,749,800	$ 208,490
Chevron Corp.	22,335,000	2,811,753
ConocoPhillips	7,120,000	461,803
Enbridge Inc.	18,176,600	807,950
EOG Resources, Inc.	500,000	72,745
FMC Technologies, Inc.[1]	2,380,000	126,854
Hess Corp.	2,140,000	159,344
Occidental Petroleum Corp.	1,140,000	101,517
Pioneer Natural Resources Co.	4,350,000	673,206
Royal Dutch Shell PLC, Class B (ADR)	27,240,000	1,930,499
Schlumberger Ltd.	4,200,000	341,586
Spectra Energy Corp	735,000	26,453
Technip SA (ADR)	10,700,000	295,748
		8,017,948
Materials 3.51%

Air Products and Chemicals, Inc.	2,400,000	260,736
Dow Chemical Co.	21,410,000	750,206
E.I. du Pont de Nemours and Co.	700,000	40,383
MeadWestvaco Corp.	6,544,190	241,808
Nucor Corp.	7,700,000	360,206
Potash Corp. of Saskatchewan Inc.	7,780,000	225,620
Praxair, Inc.	3,070,000	368,922
Sigma-Aldrich Corp.	200,000	16,712
Steel Dynamics, Inc.	900,000	14,004
		2,278,597
Industrials 19.37%

Boeing Co.	28,130,000	2,956,463
Caterpillar Inc.	11,735,000	972,949
CSX Corp.	1,500,000	37,215
Cummins Inc.	1,020,000	123,614
Deere & Co.	1,700,000	141,219
Eaton Corp. PLC	4,600,000	317,170
Emerson Electric Co.	4,520,000	277,392
General Dynamics Corp.	2,950,000	251,753
General Electric Co.	38,900,000	947,993
Honeywell International Inc.	1,360,000	112,853
Lockheed Martin Corp.	12,340,000	1,482,281
Northrop Grumman Corp.	4,790,000	440,967
Parker-Hannifin Corp.	2,400,000	247,872
Precision Castparts Corp.	100,000	22,172
Raytheon Co.	1,000,000	71,840
Rockwell Automation	2,000,000	193,700
Rockwell Collins, Inc.	5,930,000	422,038
Common stocks
		Value
Industrials (continued)	Shares	(000)

Siemens AG (ADR)	400,000	$ 44,184
Union Pacific Corp.	11,812,900	1,873,408
United Technologies Corp.	8,220,000	867,785
W.W. Grainger, Inc.	525,000	137,624
Waste Management, Inc.	14,800,000	622,044
		12,564,536
Consumer discretionary 11.02%

Amazon.com, Inc.[1]	3,775,000	1,137,105
CBS Corp., Class B	4,280,000	226,155
Comcast Corp., Class A	7,785,000	350,948
DIRECTV[1]	1,075,000	68,015
Genuine Parts Co.	700,000	57,393
Home Depot, Inc.	41,031,000	3,242,680
Honda Motor Co., Ltd. (ADR)	550,000	20,427
Johnson Controls, Inc.	13,195,000	530,571
Lowe’s Companies, Inc.	5,500,000	245,190
Tiffany & Co.	970,000	77,125
Time Warner Inc.	3,718,260	231,499
VF Corp.	3,290,000	648,130
Walt Disney Co.	4,825,000	311,936
		7,147,174
Consumer staples 9.58%

Avon Products, Inc.	18,000,000	411,480
Coca-Cola Co.	27,920,000	1,119,034
Colgate-Palmolive Co.	3,720,000	222,717
Costco Wholesale Corp.	1,325,000	155,409
Kimberly-Clark Corp.	5,145,000	508,326
Mondelez International, Inc.	4,000,000	125,080
Nestlé SA (ADR)	7,360,192	500,309
PepsiCo, Inc.	20,650,000	1,725,101
Procter & Gamble Co.	9,730,800	781,383
Unilever NV (New York registered)	7,620,000	304,876
Wal-Mart Stores, Inc.	4,600,000	358,524
		6,212,239
Health care 11.48%

Baxter International Inc.	4,685,000	342,193
Bristol-Myers Squibb Co.	25,979,400	1,123,349
Edwards Lifesciences Corp.[1]	1,585,000	113,137
Gilead Sciences, Inc.[1]	6,700,000	411,715
Humana Inc.	7,620,000	695,401
Johnson & Johnson	13,930,000	1,302,455
Merck & Co., Inc.	49,295,000	2,374,540
Pfizer Inc.	20,500,000	599,215
Quest Diagnostics Inc.	3,015,000	175,805
Teva Pharmaceutical Industries Ltd. (ADR)	2,130,000	84,561
UnitedHealth Group Inc.	3,085,000	224,742
		7,447,113
Financials 13.64%

ACE Ltd.	2,255,000	206,062
Allstate Corp.	5,250,000	267,645
Common stocks
		Value
Financials (continued)	Shares	(000)

American Express Co.	21,550,000	$ 1,589,744
Charles Schwab Corp.	7,260,000	160,373
Chubb Corp.	2,500,000	216,250
Citigroup Inc.	5,000,000	260,700
CME Group Inc., Class A	8,718,389	644,986
Goldman Sachs Group, Inc.	4,533,000	743,548
JPMorgan Chase & Co.	17,468,700	973,531
KeyCorp	19,160,000	235,476
M&T Bank Corp.	1,250,000	146,075
Marsh & McLennan Companies, Inc.	5,370,000	224,842
McGraw Hill Financial, Inc.	11,009,100	681,023
Moody’s Corp.	2,450,000	166,037
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	101,200
Toronto-Dominion Bank	800,000	67,344
U.S. Bancorp	10,375,000	387,195
Wells Fargo & Co.	40,758,100	1,772,977
		8,845,008
Information technology 5.63%

Apple Inc.	555,000	251,138
Automatic Data Processing, Inc.	2,040,000	147,064
eBay Inc.[1]	1,750,000	90,457
Google Inc., Class A1	477,000	423,385
Linear Technology Corp.	8,833,000	358,266
Microsoft Corp.	46,050,000	1,465,772
Oracle Corp.	900,000	29,115
Paychex, Inc.	1,180,000	46,539
Texas Instruments Inc.	21,472,500	841,722
		3,653,458
Telecommunication services 4.39%

AT&T Inc.	30,340,000	1,070,092
Verizon Communications Inc.	34,210,000	1,692,711
Vodafone Group PLC (ADR)	2,830,000	84,758
		2,847,561
Utilities 4.00%

Dominion Resources, Inc.	3,930,000	233,088
Duke Energy Corp.	4,330,000	307,430
Edison International	2,600,000	129,610
Exelon Corp.	7,125,000	217,954
FirstEnergy Corp.	17,883,100	680,810
National Grid PLC (ADR)	2,650,000	157,913
PG&E Corp.	18,815,000	863,420
		2,590,225
Miscellaneous 1.81%

Other common stocks in initial period of acquisition		1,170,814
Total common stocks (cost: $41,608,335,000)		62,774,673

	Principal amount	Value
Short-term securities 3.06%	(000)	(000)

Abbott Laboratories 0.11% due 10/1/2013[2]	$ 17,000	$ 16,998
Chariot Funding, LLC 0.12% due 8/15/2013[2]	25,000	24,999
Coca-Cola Co. 0.08%–0.12% due 8/13–10/18/2013[2]	79,100	79,094
E.I. duPont de Nemours and Co. 0.08% due 9/6/2013[2]	35,000	34,997
ExxonMobil Corp. 0.09%–0.10% due 8/7–9/16/2013	90,100	90,092
Fannie Mae 0.08%–0.12% due 8/1/2013–5/1/2014	275,400	275,294
Federal Home Loan Bank 0.06%–0.14% due 8/2/2013–2/24/2014	482,900	482,845
Freddie Mac 0.09%–0.15% due 12/18/2013–4/1/2014	279,900	279,778
General Electric Capital Corp. 0.11% due 9/25/2013	75,000	74,987
General Electric Co. 0.05% due 8/1/2013	33,800	33,800
Google Inc. 0.04% due 8/21/2013[2]	50,000	49,999
John Deere Financial Ltd 0.08% due 8/20/2013[2]	34,000	33,998
JPMorgan Chase & Co. 0.14% due 10/15/2013	35,500	35,489
Merck & Co. Inc. 0.10% due 8/16/2013[2]	50,000	49,998
National Rural Utilities Cooperative Finance Corp. 0.10% due 8/7/2013	25,900	25,899
NetJets Inc. 0.04% due 8/2/2013[2]	24,999	24,999
Paccar Financial Corp. 0.08%–0.11% due 8/13–8/15/2013	52,200	52,197
Private Export Funding Corp. 0.12% due 11/18/2013[2]	10,000	9,995
Procter & Gamble Co. 0.05%–0.14% due 8/30–11/7/2013[2]	73,600	73,592
Regents of the University of California 0.15% due 10/25/2013	23,400	23,393
United Technologies Corp. 0.06% due 8/22–8/27/2013[2]	50,000	49,998
Wal-Mart Stores, Inc. 0.05%–0.11% due 8/13–9/10/2013[2]	114,800	114,795
Wells Fargo & Co. 0.18% due 8/14–11/13/2013	47,100	47,082
Total short-term securities (cost: $1,984,224,000)		1,984,318
Total investment securities (cost: $43,592,559,000)		64,758,991
Other assets less liabilities		95,009
Net assets		$64,854,000

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $563,462,000, which represented .87% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Energy	$ 8,017,948	$ —	$—	$ 8,017,948
Materials	2,278,597	—	—	2,278,597
Industrials	12,564,536	—	—	12,564,536
Consumer discretionary	7,147,174	—	—	7,147,174
Consumer staples	6,212,239	—	—	6,212,239
Health care	7,447,113	—	—	7,447,113
Financials	8,845,008	—	—	8,845,008
Information technology	3,653,458	—	—	3,653,458
Telecommunication services	2,847,561	—	—	2,847,561
Utilities	2,590,225	—	—	2,590,225
Miscellaneous	1,170,814	—	—	1,170,814
Short-term securities	—	1,984,318	—	1,984,318
Total	$62,774,673	$1,984,318	$—	$64,758,991

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,472,702
Gross unrealized depreciation on investment securities	(335,572)
Net unrealized appreciation on investment securities	21,137,130
Cost of investment securities for federal income tax purposes	43,621,861

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-001-0913O-S33763

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 27, 2013